Note 23 - Quarterly Financial Data (Unaudited) - Summary of Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income	$ 9,768	$ 9,595	$ 9,470	$ 8,986	$ 9,156	$ 8,758	$ 8,710	$ 7,741
Net interest income	7,444	7,271	7,245	6,935	7,279	7,072	7,326	6,530	$ 28,895	$ 28,207	$ 22,654
Net income	$ 4,144	$ 2,418	$ 2,285	$ 1,814	$ 2,435	$ 1,786	$ 2,200	$ 1,799	$ 10,661	$ 8,220	$ 3,846
Net income per share, basic (in dollars per share)	$ 1.27	$ 0.74	$ 0.70	$ 0.55	$ 0.74	$ 0.55	$ 0.67	$ 0.55	$ 3.26	$ 2.51	$ 1.18
Net income per share, diluted (in dollars per share)	$ 1.26	$ 0.74	$ 0.70	$ 0.55	$ 0.74	$ 0.55	$ 0.67	$ 0.55	$ 3.25	$ 2.51	$ 1.18